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                                     Rule 497(e) File Nos. 2-90519 and 811-4007

                                   SUPPLEMENT
       Dated November 8, 2002 to Prospectus dated May 1, 2002

                   SMITH BARNEY INTERNATIONAL LARGE CAP FUND

The first paragraph on page 12 of the prospectus relating to the discussion of portfolio management appearing in the "Management" section is deleted and replaced with the following:

Effective November 2002, a team of individuals employed by the manager will manage the day-to-day operations of the fund.